Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights

5. Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights

Loans, Loans Held For Sale, Notes and Certificates

The Company sells loans and issues notes and the Trust issues certificates as a means to allow investors to invest in the corresponding loans. At March 31, 2017 and December 31, 2016, loans, loans held for sale, notes and certificates measured at fair value on a recurring basis were as follows:

	Loans		Loans Held For Sale		Notes and Certificates
	March 31, 2017	December 31, 2016	March 31, 2017	December 31, 2016	March 31, 2017	December 31, 2016
Aggregate principal balance outstanding	$4,312,252	$4,565,653	$9,724	$9,345	$4,318,302	$4,572,912
Net fair value adjustments	(285,497)	(253,669)	(315)	(297)	(283,945)	(252,017)
Fair value	$4,026,755	$4,311,984	$9,409	$9,048	$4,034,357	$4,320,895

Loans invested in by the Company for which there was no associated note or certificate had an aggregate principal balance outstanding of $26.6 million and a fair value of $24.8 million at March 31, 2017. Loans invested in by the Company for which there was no associated note or certificate had an aggregate principal balance outstanding of $27.9 million and a fair value of $25.9 million at December 31, 2016.

The Company places all loans that are contractually past due by 120 days or more on non-accrual status. At March 31, 2017 and December 31, 2016, loans that were 90 days or more past due (including non-accrual loans) were as follows:

	March 31, 2017		December 31, 2016
	>90 days past due	Non-accrual loans	>90 days past due	Non-accrual loans
Outstanding principal balance	$39,492	$1,807	$45,718	$5,055
Net fair value adjustments	(33,860)	(1,516)	(40,183)	(4,392)
Fair value	$5,632	$291	$5,535	$663
# of loans (not in thousands)	3,557	165	4,041	483

Loan Servicing Rights

Loans underlying loan servicing rights had a total outstanding principal balance of $6.73 billion and $6.54 billion as of March 31, 2017 and December 31, 2016, respectively.

5. Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights

Loans, Loans Held For Sale, Notes and Certificates

The Company sells loans and issues notes and the Trust issues certificates as a means to allow investors to invest in the associated loans. At December 31, 2016 and 2015, loans, loans held for sale, notes and certificates measured at fair value on a recurring basis were as follows:

	Loans		Loans Held For Sale		Notes and Certificates
December 31,	2016	2015	2016	2015	2016	2015
Aggregate principal balance outstanding	$4,565,653	$4,681,671	$9,345	$—	$4,572,912	$4,697,169
Net fair value adjustments	(253,669)	(125,590)	(297)	—	(252,017)	(125,586)
Fair value	$4,311,984	$4,556,081	$9,048	$—	$4,320,895	$4,571,583

Loans invested in by the Company for which there was no associated note or certificate, had an aggregate principal balance outstanding of $27.9 million and a fair value of $25.9 million at December 31, 2016. Loans invested in by the Company for which there was no associated note or certificate were immaterial at December 31, 2015.

The Company places all loans for all loan products that are contractually past due by 120 days or more on non-accrual status. At December 31, 2016 and 2015, loans that were 90 days or more past due (including non-accrual loans) were as follows:

	December 31, 2016		December 31, 2015
	> 90 days past due	Non-accrual loans	> 90 days past due	Non-accrual loans
Outstanding principal balance	$45,718	$5,055	$30,094	$4,513
Net fair value adjustments	(40,183)	(4,392)	(25,312)	(3,722)
Fair value	$5,535	$663	$4,782	$791
# of loans (not in thousands)	4,041	483	2,606	382

Loan Servicing Rights

At December 31, 2016, loans underlying loan servicing rights had a total outstanding principal balance of $6.54 billion. At December 31, 2015, loans underlying loan servicing rights had a total outstanding principal balance of $4.29 billion.